Right-Of-Use Assets and Lease Liabilities (Details) - MYR (RM)	Jul. 01, 2024	Jul. 01, 2023
Right-Of-Use Assets and Lease Liabilities [Abstract]
Rental payable in advance	RM 26,000	RM 12,500